SCHEDULE OF INVESTMENTS

Delaware Ivy Municipal Bond Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama – 1.3%
Tob Stlmt Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2021B-2, 0.000%, 6-1-65 (A)	$10,000	$1,865
Water Works Board of the City of Birmingham, Water Rev Rfdg Bonds, Ser 2015-A, 5.000%, 1-1-35	6,555	7,453
		9,318
Arizona – 2.2%
City of Phoenix Civic Impvt Corp., Jr Lien Arpt Rev Bonds, Ser 2019B:
4.000%, 7-1-37	4,000	4,646
4.000%, 7-1-39	1,000	1,158
Maricopa Cnty Indl Dev Auth, Rev Bonds (Banner Hlth), Ser 2016A, 4.000%, 1-1-38	8,500	9,562
		15,366
Arkansas – 0.1%
Board of Trustees of the Univ of AR, Var Fac Rev Bonds (Fayetteville Campus), Rfdg and Impvt Ser 2016A, 5.000%, 11-1-37	745	889

California – 16.6%
CA (School Facilities) GO Bonds, 5.000%, 11-1-30	3,000	3,249
CA Edu Fac Auth, Rev Bonds (Stanford Univ), Ser U-7, 5.000%, 6-1-46	7,675	12,047
CA Hlth Fac Fin Auth, Kaiser Permanente Rev Bonds, Ser 2017A-2, 5.000%, 11-1-47	10,000	15,255
CA Muni Fin Auth, Edu Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2016A, 5.000%, 6-1-36	1,000	1,138
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A:
5.000%, 10-1-22	70	72
5.000%, 10-1-33	1,000	1,024
CA Sch Fin Auth, Charter Sch Rev Bonds (Russell Westbrook Why Not Academy - Oblig Group), Ser 2021A, 4.000%, 6-1-51	3,100	3,180
CA Various Purp GO Bonds, 5.000%, 4-1-37	5,000	5,281
CA Various Purp GO Rfdg Bonds, 5.000%, 2-1-33	10,000	10,486
City of Los Angeles, Wastewater Sys Rev Bonds, Rfdg Ser 2015-D, 5.000%, 6-1-34	6,190	7,082

Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A:
5.000%, 6-1-33	3,165	3,659
5.000%, 6-1-34	2,840	3,284
La Quinta Redev Proj Areas No. 1 and 2, Tax Alloc Rfdg Bonds, Ser 2014A, 5.000%, 9-1-34	750	842
Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2019A, 5.000%, 5-15-32	265	332
Los Angeles, CA, Dept of Water and Power, Power Sys Var Rate Demand Rev Bonds, Ser 2001B-3, 0.046%, 7-1-34	2,000	2,000
Los Angeles, CA, Dept of Water and Power, Power Sys Var Rate Demand Rev Bonds, Ser 2021A-1, 0.060%, 7-1-50	2,700	2,700
Los Angeles, Wastewater Sys Rev Bonds, Ser 2015-A, 5.000%, 6-1-35	1,000	1,143
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A, 5.000%, 10-1-36	4,270	4,948
Palomar Hlth, GO Rfdg Bonds, Ser 2016B, 4.000%, 8-1-37	1,000	1,111
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8-1-31 (A)	3,315	2,759
0.000%, 8-1-32 (A)	5,000	4,052
0.000%, 8-1-33 (A)	5,000	3,943
San Diego Cnty Rgnl Arpt Auth, Sub Arpt Rev Bonds, Ser 2021B:
4.000%, 7-1-46	2,740	3,209
4.000%, 7-1-56	10,400	12,074
San Francisco City and Cnty Spl Tax Dist No. 2020-1, Dev Spl Tax Bonds (Mission Rock Fac and Svc), Ser 2021B, 5.250%, 9-1-49	6,000	6,032
Successor Agy to the Redev Agy of the City of Stockton, Tax Alloc Rfdg Bonds, Ser 2016A, 5.000%, 9-1-37	2,000	2,350
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AI, 5.000%, 5-15-34	3,500	3,715
Trustees of the CA State Univ, Systemwide Rev Bonds, Ser 2015A, 5.000%, 11-1-38	500	581
		117,548
Colorado – 1.2%
CO Hlth Fac Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019B, 4.000%, 1-1-40	5,000	5,870

Denver, CO, Dept of Aviation, Arpt Sys Sub Rev Bonds, Ser 2018A, 5.000%, 12-1-35	1,000	1,231
Rgnl Trans Dist of CO, Cert of Part, Ser 2015A, 5.000%, 6-1-35	1,435	1,620
		8,721
District Of Columbia – 1.4%
DC Income Tax Secured Rev Bonds, Ser 2019A, 4.000%, 3-1-37	1,000	1,192
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C, 6.500%, 10-1-41	7,000	8,861
		10,053
Florida – 6.1%
FL Dev Fin Corp., Edu Fac Rev Bonds (Mater Academy Proj), Ser 2020A:
5.000%, 6-15-28	410	486
5.000%, 6-15-29	400	472
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2020C, 7.375%, 1-1-49	6,000	6,553
Hillsborough Cnty Aviation Auth, FL Intl Arpt, Sub Rev Bonds, Ser 2015B, 5.000%, 10-1-35	2,000	2,238
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2019A, 4.000%, 10-1-44	1,500	1,713
Miami-Dade Cnty, FL, Aviation Rev Rfdg Bonds, Ser 2014, 5.000%, 10-1-34	2,165	2,408
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM), 5.250%, 10-1-22	5,500	5,709
Orange Cnty Hlth Fac Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2016, 5.000%, 8-1-36	4,125	4,497
Orlando, FL, Greater Orlando Aviation Auth, Arpt Fac Rev Bonds, Ser 2019A:
4.000%, 10-1-37	5,000	5,817
4.000%, 10-1-39	3,000	3,478
Osceola Cnty, FL, Sales Tax Rev Rfdg Bonds, Ser 2016A, 5.000%, 10-1-37	2,005	2,301
Palm Beach Cnty, FL, Sch Board, Cert of Part, Ser 2020A, 5.000%, 8-1-34	2,000	2,593
Sch Board of Broward Cnty, FL, Cert of Part, Ser 2020A, 5.000%, 7-1-34	3,000	3,863

St. Lucie, FL, Util Sys Rfdg Rev Bonds, Ser 2016, 4.000%, 9-1-34	1,000	1,140
		43,268
Georgia – 2.9%
Brookhaven Dev Auth, Rev Bonds (Children’s Hlthcare of Atlanta, Inc.), Ser 2019A, 4.000%, 7-1-44	8,000	9,332
GA Hsng and Fin Auth, Sngl Fam Mtg Bonds, Ser 2020A:
2.450%, 6-1-31	550	580
2.450%, 12-1-31	620	653
2.600%, 6-1-32	430	456
Metro Atlanta Rapid Transit Auth, Sales Tax Rev Bonds, Ser 2015B, 5.000%, 7-1-43	8,325	9,896
		20,917
Hawaii – 0.2%
HI Dept of Budget and Fin, Spl Purp Rev Bonds (The Queen’s Hlth Sys), Ser 2015A, 5.000%, 7-1-35	1,500	1,707

Illinois – 3.3%
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2016D (Insured by BAMAC), 5.250%, 1-1-37	2,500	3,009
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2015B, 5.000%, 1-1-34	1,000	1,127
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2016C, 5.000%, 1-1-34	1,500	1,744
City of Chicago, Gen Arpt Sr Lien Rev and Rev Rfdg Bonds (Chicago O’Hare Intl Arpt), Ser 2018A (Insured by AGM), 5.000%, 1-1-38	605	738
IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A, 5.000%, 2-1-32	3,695	4,249
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013, 5.000%, 6-15-26	2,000	2,123
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser 2013A, 5.000%, 1-1-35	4,100	4,285
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser 2015B, 5.000%, 1-1-37	2,000	2,316
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A, 6.000%, 7-1-24	3,080	3,509
		23,100
Indiana – 1.4%
IN Fin Auth, Fac Rev Bonds (RES Polyflow IN Proj), Ser 2019, 7.000%, 3-1-39	2,680	2,418
IN Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2019A, 4.000%, 1-1-39	2,630	3,070

IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016A:
5.000%, 1-1-37	1,000	1,181
5.000%, 1-1-42	2,000	2,359
IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016C, 5.000%, 1-1-39	1,000	1,181
		10,209
Iowa – 0.5%
Ames, IA, Hosp Rev Rfdg Bonds (Mary Greeley Med Ctr), Ser 2016, 4.000%, 6-15-35	1,510	1,673
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012, 5.000%, 9-1-33	1,750	1,888
		3,561
Louisiana – 2.5%
Jefferson Sales Tax Dist., Parish of Jefferson, LA, Spl Sales Tax Rev Bonds, Ser 2017B (Insured by AGM), 5.000%, 12-1-42	5,000	6,129
LA Gasoline and Fuels Tax, Rev Rfdg Bonds, Ser 2015A, 5.000%, 5-1-41	4,000	4,539
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12-1-25	1,500	1,563
5.000%, 12-1-26	3,500	3,647
5.000%, 12-1-27	1,500	1,563
		17,441
Maine – 0.4%
ME Tpk Auth, Tpk Rev Rfdg Bonds, Ser 2015, 5.000%, 7-1-34	2,255	2,587

Maryland – 2.5%
Baltimore, MD, Proj Rev Bonds (Stormwater Proj), Ser 2019A, 4.000%, 7-1-44	5,000	5,852
Baltimore, MD, Proj Rev Bonds (Wastewater Proj), Ser 2019A, 4.000%, 7-1-44	3,500	4,096
Baltimore, MD, Proj Rev Bonds (Water Proj), Ser 2019A, 4.000%, 7-1-44	6,500	7,607
		17,555
Michigan – 2.6%
Detroit, MI, Sch Dist, Rfdg Bonds, Ser 2020A:
5.000%, 5-1-31	1,000	1,307
5.000%, 5-1-32	750	977
Lincoln Consolidated Sch Dist, Cnty of Washtenaw and Wayne, MI, Rfdg Bonds, Ser 2016A, 5.000%, 5-1-35	500	583
MI Fin Auth, Hosp Rev Bonds (CHE Trinity Hlth Credit Group), Ser 2013MI-2:
4.000%, 12-1-35	1,250	1,487
4.000%, 12-1-36	1,100	1,306
MI Fin Auth, Hosp Rev Bonds (CHE Trinity Hlth Credit Group), Ser 2013MI-4, 5.000%, 12-1-39	4,150	5,252

MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2015I, 5.000%, 4-15-34	3,000	3,467
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2016I, 4.000%, 10-15-36	1,000	1,128
MI State Hosp Fin Auth, Rfdg and Proj Rev Bonds (Ascension Hlth Sr Credit Group), Ser 2010F-4, 5.000%, 11-15-47	500	630
MI State Hosp Fin Auth, Var Rate Rev Bonds (Ascension Hlth Credit Group), Ser 1999B-4, 5.000%, 11-15-32	2,000	2,279
		18,416
Missouri – 2.3%
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (Mosaic Hlth Sys), Ser 2019A, 4.000%, 2-15-44	600	687
Kansas City, MO, Spl Oblig Impvt and Rfdg Bonds (Downtown Arena Proj), Ser 2016E, 5.000%, 4-1-40	2,000	2,261
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2015A:
5.000%, 12-1-29	1,550	1,781
5.000%, 12-1-30	1,200	1,378
5.000%, 12-1-31	1,000	1,148
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Iatan 2 Proj), Ser 2015A:
5.000%, 12-1-36	5,650	6,474
5.000%, 12-1-37	1,000	1,145
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2016A, 5.000%, 12-1-40	1,000	1,176
		16,050
Montana – 0.1%
MT Board of Hsng, Sngl Fam Mtg Bonds, Ser 2020B, 2.750%, 12-1-40	815	840

Nebraska – 0.7%
NE Investment Fin Auth, Sngl Fam Hsng Rev Bonds, Ser 2020A, 2.350%, 9-1-35	2,500	2,590
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2015A, 5.000%, 2-1-33	1,000	1,131
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2016A, 5.000%, 2-1-41	1,000	1,160
		4,881
Nevada – 0.8%
Las Vegas Vly Water Dist., Water Impvt and Rfdg GO Bonds, Ser 2016A, 5.000%, 6-1-41	5,000	5,888

New Jersey – 0.7%
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B, 5.250%, 12-15-22	3,500	3,664
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR), 5.500%, 12-15-22	1,500	1,575
		5,239
New York – 13.9%
Dormitory Auth of the State of NY, Sch Dist Rev Bond Fin Prog Rev Bonds, Ser 2020A (Insured by AGM):
5.000%, 10-1-32	1,000	1,259
5.000%, 10-1-33	500	628
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax-Exempt), 5.000%, 2-15-38	5,000	5,634
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2014A (Insured by AGM), 5.000%, 9-1-39	1,500	1,665
Metro Trans Auth, Trans Rev Bonds, Ser 2014C, 5.000%, 11-15-36	2,625	2,901
Metro Trans Auth, Trans Rev Green Bonds, Ser 2016A-1, 5.000%, 11-15-41	2,105	2,399
Metro Trans Auth, Trans Rev Rfdg Bonds, Ser 2015C-1, 5.000%, 11-15-35	2,500	2,838
NY Cntys Tob Trust V, Tob Stlmt Pass-Through Bonds, Ser 2005B-4, 0.000%, 6-1-60 (A)	422,200	20,333
NY Convention Ctr Dev Corp., Rev Rfdg Bonds (Hotel Unit Fee Secured), Ser 2015, 5.000%, 11-15-34	3,000	3,463
NY Liberty Dev Corp., Taxable Liberty Rev Rfdg Bonds (4 World Trade Ctr Proj), Ser 2021B, 3.000%, 11-15-51	3,750	3,933
NYC GO Bonds, Fiscal 2014 Ser G, 5.000%, 8-1-30	1,000	1,093
NYC GO Bonds, Fiscal 2020 Ser D-1, 4.000%, 3-1-41	2,000	2,345
NYC GO Bonds, Ser 2014D-1, 5.000%, 8-1-30	2,000	2,147
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2020A-1-B:
2.050%, 11-1-31	520	525
2.100%, 5-1-32	1,055	1,067
2.150%, 11-1-32	970	984
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3-1-25 (A)	3,175	3,078
0.000%, 3-1-26 (A)	3,185	3,037
0.000%, 3-1-27 (A)	3,000	2,805
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH, 5.000%, 6-15-37	10,000	11,448

NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Fiscal 2020 Ser AA, 4.000%, 6-15-40	1,000	1,195
NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser S-3, 5.000%, 7-15-36	2,000	2,487
NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser 2016S-1, 5.000%, 7-15-37	1,000	1,163
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I, 5.000%, 5-1-29	3,000	3,186
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2018A-2, 5.000%, 8-1-37	5,360	6,506
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE, 5.000%, 12-15-31	10,000	10,883
		99,002
North Carolina – 1.4%
Board of Governors of the Univ Of NC, Univ of NC Hosp at Chapel Hill Rev Bonds, Ser 2019, 4.000%, 2-1-36	1,000	1,163
NC Hsng Fin Agy, Home Ownership Rev Bonds, Ser 44, 2.550%, 7-1-35	995	1,035
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009B (Insured by Assured Guaranty Corp.), 0.000%, 1-1-34 (A)	10,000	7,894
		10,092
Ohio – 0.9%
Allen Cnty, OH, Hosp Fac Rev Bonds (Bon Secours Mercy Hlth, Inc.), Ser 2020A, 5.000%, 12-1-35	200	255
Buckeye Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Rfdg Bonds, Ser 2020B-2, 5.000%, 6-1-55	3,000	3,486
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2019B, 4.000%, 1-1-42	2,000	2,321
		6,062
Oregon – 1.0%
Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three:
5.000%, 7-1-33	5,000	5,732
5.000%, 7-1-34	1,000	1,144
		6,876
Pennsylvania – 1.3%
PA Econ Dev Fin Auth, First Mtg Rev Rfdg Bonds (Tapestry Moon Sr Hsng Proj), Ser 2018A:
6.500%, 12-1-38 (B)	3,285	1,314
6.750%, 12-1-53 (B)	3,765	1,506
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C, 6.250%, 6-1-33	4,000	4,952

PA Tpk Comsn, Tpk Sub Rev Rfdg Bonds, Ser 2016, 5.000%, 6-1-38	1,000	1,158
		8,930
Puerto Rico – 11.9%
Cmnwlth of PR, GO Bonds of 2001, Ser A, 5.500%, 6-1-22	6,135	6,149
Cmnwlth of PR, GO Bonds of 2014, Ser A, 8.000%, 7-1-35 (B)	10,000	8,900
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2007A, 5.250%, 7-1-30 (B)	7,440	7,226
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A, 6.000%, 7-1-39 (B)	11,615	11,426
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2021A, 5.000%, 7-1-34 (B)	3,420	3,394
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2021B, 6.000%, 7-1-39 (B)	7,000	7,044
PR Elec Power Auth, Power Rev Bonds, Ser 2008WW:
5.000%, 7-1-28 (B)	510	509
5.500%, 7-1-38 (B)	765	770
PR Elec Power Auth, Power Rev Bonds, Ser 2010AAA, 5.250%, 7-1-25 (B)	225	226
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX:
4.750%, 7-1-26 (B)	185	184
5.250%, 7-1-40 (B)	2,005	2,010
PR Elec Power Auth, Power Rev Bonds, Ser 2010ZZ:
5.250%, 7-1-24 (B)	315	316
4.750%, 7-1-27 (B)	145	144
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010C, 5.000%, 7-1-58	1,000	1,160
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, Ser 2018A-1:
0.000%, 7-1-46 (A)	22,820	7,784
0.000%, 7-1-51 (A)	86,205	21,229
4.750%, 7-1-53	5,000	5,725
		84,196
Rhode Island – 0.2%
RI Commerce Corp., Grant Anticipation Bonds (RI Dept of Trans), Ser 2020A, 5.000%, 5-15-35	1,250	1,599

South Carolina – 0.0%
SC Jobs-Econ Dev Auth, Hosp Fac Rev Bonds (Bon Secours Mercy Hlth, Inc.), Ser 2020A, 5.000%, 12-1-46	250	312

Tennessee – 0.9%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015B, 5.000%, 7-1-40	4,200	4,768
TN Energy Acquisition Corp., Commodity Proj Rev Bonds, Ser 2021A, 5.000%, 5-1-52	1,090	1,402
		6,170

Texas – 11.8%
Alamo Cmnty College Dist, Ltd. Tax and Rfdg Bonds, Ser 2017, 5.000%, 8-15-38	6,040	7,382
Austin, TX, Arpt Sys Rev Bonds (Travis, Williamson and Hays Cntys), Ser 2014, 5.000%, 11-15-39	1,000	1,115
Board of Regents of the Univ of TX Sys, Rev Fin Sys Bonds, Ser 2019B, 5.000%, 8-15-49	3,100	4,954
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A, 4.250%, 12-1-34	3,000	3,197
Clint Independent Sch Dist, Unlimited Tax Sch Bldg Bonds (El Paso Cnty, TX), Ser 2015, 5.000%, 8-15-39	1,960	2,277
Grand Prkwy Trans Corp., First Tier Toll Rev Rfdg Bonds, Ser 2020C, 4.000%, 10-1-45	1,000	1,165
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A, 5.000%, 7-1-32	500	512
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds, Ser 2019B:
4.000%, 11-15-38	1,000	1,199
4.000%, 11-15-39	2,000	2,393
New Hope Cultural Edu Fac Fin Corp., Sr Living Rev Bonds (Sanctuary LTC Proj), Ser 2021A-1, 5.500%, 1-1-57	3,500	3,570
New Hope Cultural Edu Fac Fin Corp., Sr Living Rev Bonds (Sanctuary LTC Proj), Ser 2021A-2, 6.500%, 1-1-31	9,865	9,824
North Harris Cnty Rgnl Water Auth, Sr Lien Rev and Rfdg Bonds, Ser 2016, 4.000%, 12-15-35	3,090	3,506
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D, 0.000%, 1-1-30 (A)	12,000	10,659
San Antonio, TX, Water Sys Jr Lien Rev and Rfdg Bonds, Ser 2015B, 5.000%, 5-15-39	1,805	2,050
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC): 0.000%, 8-15-26 (A)	19,340	18,676
TX Trans Comsn (Cent TX Tpk Sys), Rev Bonds (First Tier Rev Rfdg Bonds), Ser 2015-B, 5.000%, 8-15-37	1,000	1,104
TX Water Dev Board, State Water Implementation Rev Fund for TX Rev Bonds, Ser 2018B, 5.000%, 10-15-38	8,000	10,076
		83,659

Utah – 0.9%
MIDA Golf and Equestrian Ctr Pub Infra Dist, Ltd.Tax and Tax Alloc Rev Bonds, Ser 2021:
4.500%, 6-1-51	2,500	2,523
4.625%, 6-1-57	2,500	2,523
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Syracuse Arts Acadamy Proj), Ser 2017, 5.000%, 4-15-37	1,000	1,135
		6,181
Washington – 1.3%
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2015B, 5.000%, 3-1-35	2,000	2,215
Snohomish Cnty, WA, Pub Util Dist No. 1, Elec Sys Rev Bonds, Ser 2015, 5.000%, 12-1-40	1,000	1,154
WA Hlth Care Fac Auth, Rev Bonds (Providence Hlth & Svc), Ser 2014D, 5.000%, 10-1-38	5,000	5,572
		8,941
Wisconsin – 0.8%
WI Hlth and Edu Fac Auth, Rev Bonds (Ascension Sr Credit Group), Ser 2016A, 4.000%, 11-15-33	1,000	1,136
WI Hlth and Edu Fac Auth, Rev Bonds (Med College of WI, Inc.), Ser 2016, 5.000%, 12-1-41	4,000	4,757
		5,893

TOTAL MUNICIPAL BONDS – 96.1%		$681,467
(Cost: $629,067)

MUNICIPAL BONDS - TAXABLE
Puerto Rico – 3.6%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A, 7.500%, 8-20-40	27,100	25,881

TOTAL MUNICIPAL BONDS - TAXABLE – 3.6%		$25,881
(Cost: $25,423)

SHORT-TERM SECURITIES	Shares
Money Market Funds(C) – 0.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	60	60

TOTAL SHORT-TERM SECURITIES – 0.0%		$60
(Cost: $60)

TOTAL INVESTMENT SECURITIES – 99.7%		$707,408
(Cost: $654,550)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		2,456

NET ASSETS – 100.0%		$709,864

Notes to Schedule of Investments

(A)Zero coupon bond.
(B)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(C)Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$707,348	$—
Short-Term Securities	60	—	—
Total	$60	$707,348	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BAMAC = Build America Mutual Assurance Co.

BHAC = Berkshire Hathaway Assurance Corp.

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$654,550

Gross unrealized appreciation	52,947

Gross unrealized depreciation	(89)

Net unrealized appreciation	$52,858